Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 685,000.00
Previously Paid Amount	0.00
Total Fee Amount	94.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 94.60
Narrative - Max Aggregate Offering Price	$ 685,000.00
Final Prospectus	true